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<FILENAME>M313FQ4.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M3F, Inc.
Address:  10 Exchange Place, Suite 510
          Salt Lake City, UT 84111


Form 13F File Number:  028-14066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jason A. Stock
Title:    Managing Director
Phone:    202-246-9200

Signature, Place, and Date of Signing:

      /s/ Jason A. Stock           Salt Lake City, UT              02/12/13
      ------------------           ------------------             ----------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           48
                                         -----------

Form 13F Information Table Value Total:  $   157,546
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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            COLUMN 1               COLUMN 2    COLUMN 3     COLUMN 4    COLUMN 5      COLUMN 6     COLUMN 7         COLUMN 8
---------------------------------  --------   ----------    -------- ------------   ------------  ---------  ------------------

                                                                                                                VOTING
                                    TITLE OF               VALUE   SHS OR        SH/  INVESTMENT  OTHER          AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP       (x$1000) PRN AMT       PRN  DISCRETION  MANAGERS   SOLE  SHARED  NONE
ACNB CORP			    COMMON	000868109      228     14,107   SH      SOLE               14,107
BANK MUTUAL CORP		    COMMON	063750103    7,269  1,690,580 	SH	SOLE	        1,690,580
BANKFINANCIAL CORP		    COMMON	06643P104    9,411  1,268,282 	SH	SOLE            1,268,282
BCSB BANCORP INC		    COMMON	055367106    1,184     83,358 	SH	SOLE	           83,358
BENEFICIAL MUTUAL BANCORP INC	    COMMON	08173R104   11,501  1,210,628 	SH	SOLE		1,210,628
BERKSHIRE BANCORP INC DEL COM NEW   COMMON	084597202      368     44,932 	SH	SOLE		   44,932
CALIFORNIA FIRST NATIONAL BANCORP   COMMON	130222102    3,440    230,129 	SH	SOLE		  230,129
CENTRAL VALLEY CMNTY BANCORP COM    COMMON	155685100      289     37,274 	SH	SOLE		   37,274
CFS BANCORP INC COM		    COMMON	12525D102      196     31,184 	SH	SOLE		   31,184
CMS BANCORP INC COM		    COMMON	12600U102      546     69,779 	SH	SOLE		   69,779
COMERICA INC			    COMMON	200340107    6,359    209,600 	SH	SOLE		  209,600
COMMUNITY PARTNERS BANCORP	    COMMON	204018105    3,261    583,385 	SH	SOLE		  583,385
CU BANCORP CALIF COM		    COMMON	126534106    1,833    156,555 	SH	SOLE		  156,555
EPLUS INC			    COMMON	294268107    9,997    241,832 	SH	SOLE		  241,832
FARMERS NATIONAL BANC CORP	    COMMON	309627107    4,304    694,197 	SH	SOLE		  694,197
FIRST ADVANTAGE BANCORP		    COMMON	31848L104    4,556    354,578 	SH	SOLE		  354,578
FIRST BUS FINL SVCS INC WIS COM	    COMMON	319390100    6,457    281,352 	SH	SOLE		  281,352
FIRST CAPITAL BANCORP VA COM	    COMMON	319438107    1,481    521,547 	SH	SOLE		  521,547
FIRST OF LONG ISLAND CORP/THE	    COMMON	320734106      550     19,423 	SH	SOLE		   19,423
HF FINANCIAL CORP	            COMMON	404172108    5,362    409,316 	SH	SOLE		  409,316
HOPFED BANCORP INC		    COMMON	439734104    5,893    683,596 	SH	SOLE		  683,596
KEARNY FINANCIAL CORP		    COMMON	487169104    2,944    301,965 	SH	SOLE		  301,965
MAINSOURCE FINANCIAL GROUP INC	    COMMON	56062Y102      943     74,458 	SH	SOLE		   74,458
MALVERN FEDERAL BANCORP INC	    COMMON	561409103    2,871    257,511 	SH	SOLE	 	  257,511
MERIDIAN INTERSTATE BANCORP INC	    COMMON	58964Q104    7,684    457,932 	SH	SOLE		  457,932
METRO BANCORP INC		    COMMON	59161R101    2,311    174,792 	SH	SOLE		  174,792
NEWPORT BANCORP INC		    COMMON	651754103    3,511    213,020 	SH	SOLE		  213,020
NORTHRIM BANCORP INC		    COMMON	666762109    6,141    271,121 	SH	SOLE		  271,121
NORWOOD FINANCIAL CORP COM	    COMMON	669549107      713     23,973 	SH	SOLE		   23,973
OBA FINANCIAL SERVICES INC	    COMMON	67424G101    6,508    369,984 	SH	SOLE		  369,984
OCEAN SHORE HLDG CO NEW COM	    COMMON	67501R103    9,665    653,036 	SH	SOLE		  653,036
OCEANFIRST FINL CORP COM	    COMMON	675234108    1,628    118,425 	SH	SOLE		  118,425
OCONEE FED FINL CORP COM	    COMMON	675607105      297     20,444 	SH	SOLE		   20,444
OLD POINT FINANCIAL CORP	    COMMON	680194107    2,664    241,077 	SH	SOLE		  241,077
PACIFIC PREMIER BANCORP INC	    COMMON	69478X105    2,190    213,898 	SH	SOLE		  213,898
PEAPACK GLADSTONE FINANCIAL CORP    COMMON	704699107    1,341     95,211 	SH	SOLE		   95,211
PRUDENTIAL BANCORP INC OF PENNS     COMMON	744319104      314     44,400 	SH	SOLE		   44,400
PULASKI FINANCIAL CORP		    COMMON	745548107      359     40,113 	SH	SOLE		   40,113
REPUBLIC FIRST BANCORP INC COM	    COMMON	760416107    1,567    756,890 	SH	SOLE		  756,890
ROMA FINANCIAL CORP	    	    COMMON	77581P109    6,745    446,073 	SH	SOLE		  446,073
SOMERSET HILLS BANCORP		    COMMON	834728107    1,488    165,517 	SH	SOLE		  165,517
SOUTHERN CONNECTICUT BANCORP INC    COMMON	84264A102      513    258,888 	SH	SOLE		  258,888
SOUTHWEST BANCORP INC/STILLWATER OK COMMON	844767103    2,159    192,739 	SH	SOLE		  192,739
STANDARD FINL CORP MD COM	    COMMON	853393106    1,951    111,976 	SH	SOLE		  111,976
TERRITORIAL BANCORP INC		    COMMON	88145X108    3,094    135,387 	SH	SOLE		  135,387
VIRGINIA COMMERCE BANCORP INC	    COMMON	92778Q109      494     55,141 	SH	SOLE		   55,141
WILLIS LEASE FINANCE CORP	    COMMON	970646105    2,192    153,152 	SH	SOLE		  153,152
WSB HOLDINGS INC COM		    COMMON	92934C101      774    132,004 	SH	SOLE		  132,004



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